Derivatives (Details Textual) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Indexed annuities as a percentage of annuity benefits			60.00%
Not Designated as Hedging Instrument [Member] | Interest rate swaptions [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative asset instrument outstanding			$ 200,000,000	$ 200,000,000
Payments to purchase swaptions			4,000,000	4,000,000
Not Designated as Hedging Instrument [Member] | Annuity benefits [Member] | Fixed-indexed annuities (embedded derivative) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
The portion of the change in fair value of the embedded derivative related to the unlocking of actuarial assumptions				58,000,000	$ 2,000,000	$ 36,000,000
Cash Flow Hedges [Member] | Designated as Hedging Instrument [Member] | Interest rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Contract term of derivative instrument		5 years
Notional amount of derivative instrument outstanding		$ 431,000,000
Gain (loss) reclassified from AOCI into net investment income			2,000,000	2,000,000
Gain (loss) on cash flow hedge ineffectiveness recorded in Net Earnings			0	0
Cash Flow Hedges [Member] | Designated as Hedging Instrument [Member] | Interest rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instrument outstanding			644,000,000	401,000,000
Maximum [Member] | Cash Flow Hedges [Member] | Designated as Hedging Instrument [Member] | Interest rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value (are less than in 2014)				$ 1,000,000
Five-year interest rate swap [Member] | Cash Flow Hedges [Member] | Designated as Hedging Instrument [Member] | Interest rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Contract term of derivative instrument	5 years
Notional amount of derivative instrument outstanding	$ 195,000,000
Fifteen-year interest rate swap [Member] | Cash Flow Hedges [Member] | Designated as Hedging Instrument [Member] | Interest rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Contract term of derivative instrument	15 years
Notional amount of derivative instrument outstanding	$ 132,000,000
Other assets [Member] | Cash Flow Hedges [Member] | Designated as Hedging Instrument [Member] | Interest rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value (are less than in 2014)			$ 8,000,000